Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt

	December 31,
	2014	2013
Carrying amount	$1,619,270	$1,554,871
Estimated fair value	1,694,424	1,540,296